Taxes	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Taxes
5 Taxes

Current income tax expense or benefit for the current and prior periods is measured at the amount expected to be recovered from or paid to the tax authorities. The tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period.

Deferred tax assets are recognized only to the extent of deferred tax liabilities as referred to in note 5.3.

5.1 Income tax expense

The major components of income tax expense are:

	2024 $’000	2023 $’000	2022 $’000
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Current income tax charge / benefit	-	-	-
Adjustment for current tax relating to prior periods	-	-	-
Deferred income tax relating to the origination and reversal of temporary differences	-	-	-
	-	-	-

	2024 $’000	2023 $’000	2022 $’000
The prima facie tax benefit on loss before tax differs from the income tax expense as follows:
Loss before tax	(221,083)	(79,223)	(47,821)
Benefit at the Irish statutory income tax rate of 25% (2023 and 2022: 30% at the Australian statutory income tax rate)*	55,271	23,767	14,346
Tax impact of:
Non-deductible expenses	(13,599)	(4,859)	(5,083)
Non-assessable income	1,796	-	-
Impact of different tax rates in foreign jurisdictions	8,641	29	54
Current year taxable losses and other temporary differences not recognized	(52,109)	(18,937)	(9,317)
Income tax expense	-	-	-

*
Carbon Revolution PLC is domiciled in Ireland pursuant to the Transaction. Prior comparatives reflect the Australian corporate tax rate of 30%, being the tax rate of Carbon Revolution Limited as predecessor. Refer to note 6.7 for details of the Transaction.

5.2 Deferred taxes

Deferred tax is provided using the asset-liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except when the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is not probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

5.2.1 Research and development tax credits

The Group is entitled to claim tax offsets for investments in qualifying expenditure under the Research and Development Tax Incentive regime in Australia. The Group accounts for these allowances as tax credits, which at present are being carried forward and may reduce income tax payable and current tax expense in future years. A deferred tax asset, subject to accounting recognition criteria is available to be recognised for unclaimed tax credits that are carried forward as deferred tax assets. At 30 June 2024, no deferred tax asset has been recognised, see note 5.3.2.

5.2.2 Interest limitation rules and disallowed amounts

Changes to the interest limitation regime in Australia were recently enacted which includes a new earnings based ‘fixed ratio test’, which broadly, limits Australian net debt deductions to 30% of the Groups Australian tax EBITDA. The Group has chosen to rely on the fixed ratio test in the current year.
As the Australian tax EBITDA of the Group is negative in the current year, the Australian net debt deductions of the Group have been treated as non-deductible in the current year (referred to as the FRT disallowed amounts).
Subject to the satisfaction of integrity measures and the Group continuing to choose to apply the fixed ratio test, the Group may be able to claim a deduction for the FRT disallowed amounts carried forward in future years, within a 15-year period.
A deferred tax asset, subject to accounting recognition criteria, is available to be recognized for the FRT disallowed amounts that are carried forward as deferred tax assets. At 30 June 2024, no deferred tax asset has been recognized, see note 5.3.2.

5.3.1	Recognized deferred tax assets and liabilities in the Consolidated Statements of Financial Position

Deferred tax at June 30, 2024 relates to the following:

	2024 $’000	2023 $’000	2022 $’000
Deferred tax liabilities relating to temporary differences:
Intangible assets	-	(4,746)	(4,050)
Property, plant and equipment	-	(12,841)	(6,551)
Receivables	-	-	(25)
Right of use assets	-	(2,234)	(2,269)
Other	(1,567)	-	-
	(1,567)	(19,821)	(12,895)
Deferred tax assets related to temporary differences:
Provisions and accruals	805	6,981	3,785
Capital raising transaction costs	-	7,833	1,960
Tax losses	-	2,682	-
Lease liability	-	2,234	2,269
Other	762	91	89
Total	1,567	19,821	8,103
Net deferred tax liability	-	-	(4,792)
Less: temporary differences not previously recognized	-	-	4,792
Net deferred tax recognized in the Consolidated Statements of Financial Position	-	-	-

The comparative figures for 2023 and 2022 have been updated from what was previously presented to disclose the gross amounts of right of use assets and lease liabilities. This change does not result in a net change to deferred tax assets. Deferred tax assets have been recognized only to the extent of deferred tax liabilities as described in accounting judgements and estimates at note 5.5.

Temporary differences arise in relation to capital raising costs for which the Group claims a tax deduction on a straight-line basis over a 5-year period in accordance with Australian tax law.

5.3.2	Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefit therefrom.
	2024 $’000	2023 $’000	2022 $’000

Provisions and accruals	8,433	-	-
Property, plant and equipment	15,535	-	-
Capital raising transaction costs	7,135	-	-
Other deductible temporary differences	3,283	-	-
Tax losses	66,793	51,843	38,730
R&D tax credits	34,883	27,948	22,969
FRT disallowed amounts	4,376	-	-
	140,438	79,791	61,699

5.4	Carry forward unrecognized tax losses, research and development tax credits, and FRT disallowed amounts

Tax losses, R&D tax credits and FRT disallowed amounts for which no deferred tax asset was recognized expire as follows. The figures below reflect the post tax impact of each of these amounts.

	2024 $’000	Expiry date	2023 $’000	Expiry date	2022 $’000	Expiry date

Tax losses	66,793	-	51,843	-	38,730	-
R&D tax credits	34,883	-	27,948	-	22,969	-
FRT disallowed amounts	4,376	2039	-	-	-	-

Deferred tax assets are recognized for deductible temporary differences, carry forward unused tax credits and unused tax losses, and carry forward FRT disallowed amounts to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, unused tax credits, unused tax losses or FRT disallowed amounts can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies. The income tax losses and R&D tax credits have no expiry date and are available indefinitely for offset against future assessable income subject to the Group continuing to meet relevant statutory tests. The FRT disallowed amounts may only be carried forward for a period of 15 years, but may offset against future assessable income subject to the Group meeting the relevant statutory tests.

Management have determined that it is not appropriate to recognize a deferred tax asset until consistent levels of profitability can be demonstrated. The deferred tax asset has been recognized only to the extent of available taxable temporary differences.

Refer to note 5.3.2 above for details regarding unrecognized tax amounts.